Net fees and commission income - Summary of net fees and commission income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fees and commission income:
Credit placement fees		₩ 73,339	₩ 75,930	₩ 68,101
Commission received as electronic charge receipt		147,625	146,037	147,727
Brokerage fees		392,836	369,175	340,367
Commission received as agency		153,684	134,432	136,114
Investment banking fees		228,976	165,366	232,512
Commission received in foreign exchange activities		361,341	295,722	295,161
Trust management fees		249,586	299,600	308,353
Credit card fees		1,311,422	1,378,200	1,202,129
Operating lease income	[1]	651,691	600,283	478,374
Others		724,866	710,498	675,508
Fees and commission income		4,295,366	4,175,243	3,884,346
Fees and commission expense:
Credit-related fee		(49,924)	(45,739)	(37,313)
Credit card fees		(966,303)	(930,044)	(895,787)
Others		(564,265)	(552,254)	(537,704)
Fees and commission expense		(1,580,492)	(1,528,037)	(1,470,804)
Net fees and commission income		₩ 2,714,874	₩ 2,647,206	₩ 2,413,542

[1]	Among operating lease fees recognized for the years ended December 31, 2021, 2022 and 2023, there is no variable lease fee income which does not vary by index or rate.